Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Retirement Balanced Fund

Supplement to Prospectus Dated October 1, 2019

The fund does not currently charge a management fee. However, the fund indirectly bears its pro-rata share of the expenses of the underlying T. Rowe Price Funds in which it invests (Underlying Funds). In addition, each Underlying Fund bears its proportionate share of the fund’s direct operating expenses and the fund effectively pays no operating expenses at the fund level.

The fund currently invests in the Investor Class of its Underlying Funds. During April 2020, the fund will convert from each Underlying Fund’s Investor Class to its Z Class. T. Rowe Price is contractually obligated to waive and/or bear all of the Z class’ expenses, other than interest; expenses related to borrowings, taxes, and brokerage; and nonrecurring, extraordinary expenses. As a result, the fund’s total acquired fund fees and expenses associated with investing in the Z Classes are expected to be less than 0.01%.

At the same time that the fund begins investing in the Z Class of its Underlying Funds, the fund will begin charging an all-inclusive management fee of 0.496% based on the fund’s average daily net assets. The all-inclusive management fee covers investment management and all of the fund’s operating expenses except for interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; any acquired fund fees and expenses; and any 12b-1 fees applicable to a class. On the same date that the fund begins investing in the Z Class of its Underlying Funds and begins charging an all-inclusive management fee, the fund will end the pass-through of its direct operating expenses to its Underlying Funds.

At the time the fund implements these changes, the fee table and expense example in Section 1 are revised as follows:

Fees and Expenses of the Fund

	Investor Class		Advisor Class	R Class
Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20	[a]	—	—
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.50%[b]		0.50%[b]	0.50%[b]

Distribution and service (12b-1) fees	—		0.25	0.50

Other expenses	—		—	—

Acquired fund fees and expenses	—	[b]	— [b]	— [b]

Total annual fund operating expenses	0.50	[b]	0.75 [b]	1.00 [b]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b Restated to reflect current fees.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$51	$159	$277	$623
Advisor Class	76	238	415	926
R Class	102	317	550	1,220

In addition, effective April 1, 2020, the fund will add the T. Rowe Price Emerging Markets Discovery Stock Fund and the T. Rowe Price U.S. Large-Cap Core Fund as new Underlying Funds in which the fund may invest. To reflect the addition of new Underlying Funds, the table showing the fund’s neutral allocations in Section 1 is supplemented as follows:

Investments in the “U.S. Large-Cap Stocks” sector may be made through the Equity Index 500, Growth Stock, U.S. Large-Cap Core, and/or Value Funds. Investments in the “International Emerging Market Stocks” sector may be made through the Emerging Markets Discovery Stock and/or Emerging Markets Stock Funds.

T. Rowe Price Retirement Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Retirement Balanced Fund

Supplement to Prospectus Dated October 1, 2019

The fund does not currently charge a management fee. However, the fund indirectly bears its pro-rata share of the expenses of the underlying T. Rowe Price Funds in which it invests (Underlying Funds). In addition, each Underlying Fund bears its proportionate share of the fund’s direct operating expenses and the fund effectively pays no operating expenses at the fund level.

The fund currently invests in the Investor Class of its Underlying Funds. During April 2020, the fund will convert from each Underlying Fund’s Investor Class to its Z Class. T. Rowe Price is contractually obligated to waive and/or bear all of the Z class’ expenses, other than interest; expenses related to borrowings, taxes, and brokerage; and nonrecurring, extraordinary expenses. As a result, the fund’s total acquired fund fees and expenses associated with investing in the Z Classes are expected to be less than 0.01%.

At the same time that the fund begins investing in the Z Class of its Underlying Funds, the fund will begin charging an all-inclusive management fee of 0.496% based on the fund’s average daily net assets. The all-inclusive management fee covers investment management and all of the fund’s operating expenses except for interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; any acquired fund fees and expenses; and any 12b-1 fees applicable to a class. On the same date that the fund begins investing in the Z Class of its Underlying Funds and begins charging an all-inclusive management fee, the fund will end the pass-through of its direct operating expenses to its Underlying Funds.

At the time the fund implements these changes, the fee table and expense example in Section 1 are revised as follows:

Fees and Expenses of the Fund

	Investor Class		Advisor Class	R Class
Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20	[a]	—	—
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.50%[b]		0.50%[b]	0.50%[b]

Distribution and service (12b-1) fees	—		0.25	0.50

Other expenses	—		—	—

Acquired fund fees and expenses	—	[b]	— [b]	— [b]

Total annual fund operating expenses	0.50	[b]	0.75 [b]	1.00 [b]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b Restated to reflect current fees.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$51	$159	$277	$623
Advisor Class	76	238	415	926
R Class	102	317	550	1,220

In addition, effective April 1, 2020, the fund will add the T. Rowe Price Emerging Markets Discovery Stock Fund and the T. Rowe Price U.S. Large-Cap Core Fund as new Underlying Funds in which the fund may invest. To reflect the addition of new Underlying Funds, the table showing the fund’s neutral allocations in Section 1 is supplemented as follows:

Investments in the “U.S. Large-Cap Stocks” sector may be made through the Equity Index 500, Growth Stock, U.S. Large-Cap Core, and/or Value Funds. Investments in the “International Emerging Market Stocks” sector may be made through the Emerging Markets Discovery Stock and/or Emerging Markets Stock Funds.